Variable interest entities (VIE) - Consolidated (Details 7) SFr in Millions		Jun. 30, 2020 CHF (SFr) day		Mar. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)		Jun. 30, 2019 CHF (SFr)		Dec. 31, 2018 CHF (SFr)
VIE Disclosures
Cash and due from banks		SFr 132,070	[1]	SFr 119,172	SFr 101,879	[1]	SFr 92,489	[1]	SFr 100,047	[1]
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		104,890		107,876	106,997
Trading assets		156,730		150,798	153,797
Investment securities		584		1,164	1,006
Other investments		5,848		5,858	5,666
Net loans		294,312		302,674	296,779
Other assets		41,146		47,281	39,609
of which loans held-for-sale		7,406		9,821	8,886
Assets		828,480		832,166	787,295
Customer deposits		388,995		389,905	383,783
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		30,589		45,451	27,533
Trading liabilities		44,040		44,877	38,186
Short-term borrowings		27,386		27,929	28,385
Long-term debt		169,426		144,923	152,005
Other liabilities		28,787		32,088	31,043
Liabilities		SFr 781,629		783,393	743,581
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		161
Consolidated VIEs
VIE Disclosures
Cash and due from banks		SFr 96		205	138
Trading assets		2,423		2,777	2,788
Other investments		1,471		1,435	1,412
Net loans		843		720	649
Other assets		2,016		2,083	1,694
of which loans held-for-sale		429			93
Premises and equipment		43			44
Assets		6,849			6,681
Trading liabilities		11		6	8
Short-term borrowings		4,515		5,630	4,885
Long-term debt		1,803		1,878	1,671
Other liabilities		251		SFr 295	297
Liabilities		6,580			6,861
Consolidated VIEs | Collateralized debt obligations
VIE Disclosures
Cash and due from banks		0			6
Trading assets		0			75
Other investments		0			0
Net loans		0			0
Other assets		0			1
of which loans held-for-sale		0			0
Premises and equipment		0			0
Assets		0			82
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		0			7
Other liabilities		0			0
Liabilities		0			7
Consolidated VIEs | CP Conduit
VIE Disclosures
Cash and due from banks		4			1
Trading assets		0			0
Other investments		0			0
Net loans		505			325
Other assets		21			21
of which loans held-for-sale		0			0
Premises and equipment		0			0
Assets		530			347
Trading liabilities		0			0
Short-term borrowings		4,515			4,885
Long-term debt		0			0
Other liabilities		57			54
Liabilities		4,572			4,939
Consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Cash and due from banks		35			71
Trading assets		1,397			1,554
Other investments		0			0
Net loans		54			53
Other assets		1,011			638
of which loans held-for-sale		429			93
Premises and equipment		0			0
Assets		2,497			2,316
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		1,759			1,614
Other liabilities		2			1
Liabilities		1,761			1,615
Consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Cash and due from banks		10			11
Trading assets		48			82
Other investments		163			113
Net loans		45			1
Other assets		4			4
of which loans held-for-sale		0			0
Premises and equipment		0			0
Assets		270			211
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		0			1
Other liabilities		4			4
Liabilities		4			5
Consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Cash and due from banks		37			39
Trading assets		962			1,063
Other investments		1,066			1,052
Net loans		33			29
Other assets		117			87
of which loans held-for-sale		0			0
Premises and equipment		32			36
Assets		2,215			2,270
Trading liabilities		11			8
Short-term borrowings		0			0
Long-term debt		11			13
Other liabilities		86			92
Liabilities		108			113
Consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Cash and due from banks		10			10
Trading assets		16			14
Other investments		242			247
Net loans		206			241
Other assets		863			943
of which loans held-for-sale		0			0
Premises and equipment		11			8
Assets		1,337			1,455
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		33			36
Other liabilities		102			146
Liabilities		135			182
Bank
VIE Disclosures
Cash and due from banks	[2]	131,292			101,044		SFr 91,774		SFr 99,314
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		104,890			106,997
Trading assets		156,877			153,895
Investment securities		582			1,004
Other investments		5,814			5,634
Net loans		301,927			304,025
Other assets		37,911			37,069
of which loans held-for-sale		7,406			8,886
Assets		831,489			790,459
Customer deposits		390,093			384,950
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		30,683			27,641
Trading liabilities		44,040			38,186
Short-term borrowings		27,861			28,869
Long-term debt		168,554			151,000
Other liabilities		27,810			30,406
Liabilities		SFr 781,449			743,696
Bank | CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		161
Bank | Consolidated VIEs
VIE Disclosures
Cash and due from banks		SFr 96			138
Trading assets		2,423			2,788
Other investments		1,471			1,412
Net loans		843			649
Other assets		1,997			1,674
of which loans held-for-sale		429			93
Premises and equipment		25			25
Assets		6,830			6,661
Trading liabilities		11			8
Short-term borrowings		4,515			4,885
Long-term debt		1,803			1,671
Other liabilities		251			296
Liabilities		6,580			6,860
Bank | Consolidated VIEs | Collateralized debt obligations
VIE Disclosures
Cash and due from banks		0			6
Trading assets		0			75
Other investments		0			0
Net loans		0			0
Other assets		0			1
of which loans held-for-sale		0			0
Premises and equipment		0			0
Assets		0			82
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		0			7
Other liabilities		0			0
Liabilities		0			7
Bank | Consolidated VIEs | CP Conduit
VIE Disclosures
Cash and due from banks		4			1
Trading assets		0			0
Other investments		0			0
Net loans		505			325
Other assets		21			21
of which loans held-for-sale		0			0
Premises and equipment		0			0
Assets		530			347
Trading liabilities		0			0
Short-term borrowings		4,515			4,885
Long-term debt		0			0
Other liabilities		57			54
Liabilities		4,572			4,939
Bank | Consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Cash and due from banks		35			71
Trading assets		1,397			1,554
Other investments		0			0
Net loans		54			53
Other assets		1,011			638
of which loans held-for-sale		429			93
Premises and equipment		0			0
Assets		2,497			2,316
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		1,759			1,614
Other liabilities		2			1
Liabilities		1,761			1,615
Bank | Consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Cash and due from banks		10			11
Trading assets		48			82
Other investments		163			113
Net loans		45			1
Other assets		4			4
of which loans held-for-sale		0			0
Premises and equipment		0			0
Assets		270			211
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		0			1
Other liabilities		4			4
Liabilities		4			5
Bank | Consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Cash and due from banks		37			39
Trading assets		962			1,063
Other investments		1,066			1,052
Net loans		33			29
Other assets		98			67
of which loans held-for-sale		0			0
Premises and equipment		14			17
Assets		2,196			2,250
Trading liabilities		11			8
Short-term borrowings		0			0
Long-term debt		11			13
Other liabilities		86			91
Liabilities		108			112
Bank | Consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Cash and due from banks		10			10
Trading assets		16			14
Other investments		242			247
Net loans		206			241
Other assets		863			943
of which loans held-for-sale		0			0
Premises and equipment		11			8
Assets		1,337			1,455
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		33			36
Other liabilities		102			146
Liabilities		SFr 135			SFr 182

[1]	Includes restricted cash.
[2]	Includes restricted cash.